Key Management Personnel - Schedule of Key Management Personnel of the Consolidated Entity (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel [Abstract]
Short-term employee benefits	$ 199,095	$ 321,333	$ 541,280	$ 558,855
Post-employment benefits	22,896	35,346	57,670	57,440
Total	$ 221,991	$ 356,679	$ 598,950	$ 581,573